UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-1884



                                   Endowments
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2004





                                 Patrick F. Quan
                                    Secretary
                                   Endowments
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - Capital Research and Management (sm)]

ENDOWMENTS, GROWTH AND INCOME PORTFOLIO

INVESTMENT PORTFOLIO
October 31, 2004                                                     unaudited

COMMON STOCKS -- 87.07%                                                                            Shares     Market value

CONSUMER STAPLES -- 15.71%
Altria Group, Inc.                                                                                 45,000     $  2,180,700
Wal-Mart Stores, Inc.                                                                              36,000        1,941,120
Procter & Gamble Co.                                                                               32,000        1,637,760
PepsiCo, Inc.                                                                                      30,000        1,487,400
Walgreen Co.                                                                                       37,000        1,327,930
Sara Lee Corp.                                                                                     50,000        1,164,000
Anheuser-Busch Companies, Inc.                                                                     20,000          999,000
WD-40 Co.                                                                                          26,000          734,890
Coca-Cola Co.                                                                                      17,100          695,286
Avon Products, Inc.                                                                                17,000          672,350
Wm. Wrigley Jr. Co.                                                                                10,000          654,000
General Mills, Inc.                                                                                14,000          619,500
Albertson's, Inc.                                                                                  25,000          570,250
Del Monte Foods Co.(1)                                                                             40,000          427,200
                                                                                                                15,111,386

FINANCIALS -- 13.11%
American Express Co.                                                                               29,000        1,539,030
Wells Fargo & Co.                                                                                  25,000        1,493,000
Berkshire Hathaway Inc., Class A(1)                                                                    15        1,263,750
Marsh & McLennan Companies, Inc.                                                                   40,000        1,106,400
Fannie Mae                                                                                         14,000          982,100
Fulton Financial Corp.                                                                             41,780          896,599
Bank of America Corp.                                                                              18,000          806,220
Freddie Mac                                                                                        12,000          799,200
American International Group, Inc.                                                                 12,000          728,520
Jefferson-Pilot Corp.                                                                              15,000          724,350
SunTrust Banks, Inc.                                                                               10,000          703,800
U.S. Bancorp                                                                                       20,000          572,200
St. Paul Travelers Companies, Inc.                                                                 15,000          509,400
Bank of New York Co., Inc.                                                                         15,000          486,900
                                                                                                                12,611,469

INFORMATION TECHNOLOGY -- 12.79%
Texas Instruments Inc.                                                                             83,000        2,029,350
Microsoft Corp.                                                                                    63,000        1,763,370
Cisco Systems, Inc.(1)                                                                             57,000        1,094,970
Nokia Corp. (ADR)                                                                                  63,000          971,460
International Business Machines Corp.                                                              10,000          897,500
Analog Devices, Inc.                                                                               20,000          805,200
Intel Corp.                                                                                        33,000          734,580
Symbol Technologies, Inc.                                                                          50,000          734,500
Applied Materials, Inc.(1)                                                                         40,000          644,000
First Data Corp.                                                                                   15,000          619,200
Oracle Corp.(1)                                                                                    45,000          569,700
Linear Technology Corp.                                                                            15,000          568,200
EMC Corp.(1)                                                                                       35,000          450,450
Dell Inc.(1)                                                                                       12,000          420,720
                                                                                                                12,303,200

CONSUMER DISCRETIONARY -- 10.46%
Lowe's Companies, Inc.                                                                             27,000        1,519,560
Walt Disney Co.                                                                                    52,000        1,311,440
Time Warner Inc.(1)                                                                                75,000        1,248,000
Garmin Ltd.                                                                                        22,000        1,100,000
Federated Department Stores, Inc.                                                                  15,000          756,750
Target Corp.                                                                                       15,000          750,300
General Motors Corp.                                                                               17,000          655,350
Delphi Corp.                                                                                       75,000          630,750
Home Depot, Inc.                                                                                   15,000          616,200
Gannett Co., Inc.                                                                                   6,000          497,700
Gentex Corp.                                                                                       15,000          495,150
TJX Companies, Inc.                                                                                20,000          479,600
                                                                                                                10,060,800

INDUSTRIALS -- 9.06%
General Electric Co.                                                                               40,000        1,364,800
Northrop Grumman Corp.                                                                             23,928        1,238,274
General Dynamics Corp.                                                                             12,000        1,225,440
Avery Dennison Corp.                                                                               15,000          912,600
ServiceMaster Co.                                                                                  65,000          834,600
3M Co.                                                                                             10,000          775,700
Burlington Northern Santa Fe Corp.                                                                 18,000          752,580
Lockheed Martin Corp.                                                                              10,000          550,900
Raytheon Co.                                                                                       15,000          547,200
Emerson Electric Co.                                                                                8,000          512,400
                                                                                                                 8,714,494

HEALTH CARE -- 8.47%
AstraZeneca PLC (ADR)                                                                              26,000        1,071,200
Eli Lilly and Co.                                                                                  19,000        1,043,290
Medco Health Solutions, Inc.(1)                                                                    30,000        1,017,300
Johnson & Johnson                                                                                  17,000          992,460
Becton, Dickinson and Co.                                                                          17,000          892,500
Pfizer Inc                                                                                         23,000          665,850
Abbott Laboratories                                                                                15,000          639,450
Bristol-Myers Squibb Co.                                                                           23,000          538,890
CIGNA Corp.                                                                                         8,000          507,680
Merck & Co., Inc.                                                                                  14,000          438,340
Amgen Inc.(1)                                                                                       6,000          340,800
                                                                                                                 8,147,760

ENERGY -- 7.15%
Royal Dutch Petroleum Co. (New York registered)                                                    40,000        2,169,600
Exxon Mobil Corp.                                                                                  42,000        2,067,240
ChevronTexaco Corp.                                                                                22,000        1,167,320
Marathon Oil Corp.                                                                                 22,000          838,420
Schlumberger Ltd.                                                                                  10,000          629,400
                                                                                                                 6,871,980

TELECOMMUNICATION SERVICES -- 3.25%
Sprint Corp.                                                                                       46,000          963,700
Verizon Communications Inc.                                                                        20,000          782,000
BellSouth Corp.                                                                                    27,000          720,090
ALLTEL Corp.                                                                                       12,000          659,160
                                                                                                                 3,124,950

UTILITIES -- 2.26%
NSTAR                                                                                              18,000          890,460
Duke Energy Corp.                                                                                  30,000          735,900
FirstEnergy Corp.                                                                                  13,267          548,325
                                                                                                                 2,174,685

MATERIALS -- 2.19%
Rio Tinto PLC                                                                                      32,000          836,902
Air Products and Chemicals, Inc.                                                                   13,000          691,340
International Paper Co.                                                                            15,000          577,650
                                                                                                                 2,105,892

MISCELLANEOUS -- 2.62%
Other common stocks in initial period of acquisition                                                             2,519,226


TOTAL COMMON STOCKS (cost: $73,254,109)                                                                         83,745,842


CONVERTIBLE SECURITIES -- 1.69%                                                         Principal amount

INFORMATION TECHNOLOGY -- 1.69%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                            $1,000,000         1,111,250
Agere Systems Inc. 6.50% convertible notes 2009                                                  500,000           515,625

TOTAL CONVERTIBLE SECURITIES (cost: $1,592,959)                                                                  1,626,875


                                                                                         Principal amount
SHORT-TERM SECURITIES -- 11.11%                                                                     (000)

Freddie Mac 1.68% due 12/15/2004                                                                    2,700        2,693,754
Kimberly-Clark Worldwide Inc. 1.73% due 11/02/2004(2)                                               2,500        2,499,760
U.S. Treasury Bill 1.785% due 1/20/2005                                                             1,500        1,493,820
Colgate-Palmolive Co. 1.74% due 11/03/2004(2)                                                       1,200        1,199,826
Caterpillar Inc. 1.73% due 11/04/2004(2)                                                            1,200        1,199,769
Procter & Gamble Co. 1.85% 12/17/2004(2)                                                            1,000          997,584
Federal Home Loan Bank 1.85% due 11/03/2004                                                           600          599,916

TOTAL SHORT-TERM SECURITIES (cost: $10,684,583)                                                                 10,684,429


TOTAL INVESTMENT SECURITIES (cost: $85,531,651)                                                                 96,057,146
Other assets less liabilities                                                                                      129,229

NET ASSETS                                                                                                     $96,186,375

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,896,939, which represented 6.13% of the net assets of the fund.

ADR = American Depositary Receipts

                                                                     unaudited

Federal income tax information

Gross unrealized appreciation on investment securities                                                     $12,754,322
Gross unrealized depreciation on investment securities                                                      (2,230,115)
Net unrealized appreciation on investment securities                                                        10,524,207
Cost of investment securities for federal income tax purposes                                               85,532,939




ENDOWMENTS, BOND PORTFOLIO

INVESTMENT PORTFOLIO
October 31, 2004                                                    unaudited

                                                                                          Principal amount
BONDS & NOTES -- 86.89%                                                                              (000)     Market value

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 17.27%
U.S. Treasury Obligations 11.625% 2004                                                              $1,765     $  1,771,336
U.S. Treasury Obligations 5.75% 2005                                                                 1,750        1,812,615
U.S. Treasury Obligations 10.75% 2005                                                                  350          373,352
U.S. Treasury Obligations 3.00% 2007                                                                 1,250        1,256,450
U.S. Treasury Obligations 3.375% 2007(1)                                                               628          672,787
U.S. Treasury Obligations 3.875% 2009(1)                                                               578          655,050
U.S. Treasury Obligations 14.00% 2011                                                                  450          552,937
U.S. Treasury Obligations 4.375% 2012                                                                  500          518,670
U.S. Treasury Obligations 6.875% 2025                                                                1,275        1,619,250
Fannie Mae 7.00% 2005                                                                                  750          774,135
Fannie Mae 6.25% 2011                                                                                  250          277,892
Freddie Mac 4.25% 2005                                                                                 250          252,860
Freddie Mac 5.75% 2010                                                                          (euro) 250          357,517
                                                                                                                 10,894,851

FINANCIALS -- 13.85%
AT&T Capital Corp., Series F, 6.60% 2005                                                               250          254,029
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                      300          303,897
CIT Group Inc. 7.375% 2007                                                                             250          273,969
CIT Group Inc. 7.75% 2012                                                                              125          149,015
International Lease Finance Corp. 3.75% 2007                                                           300          302,281
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                      125          134,540
International Lease Finance Corp. 5.875% 2013                                                          300          320,114
Washington Mutual, Inc. 5.625% 2007                                                                    375          394,664
Washington Mutual Bank, FA 6.875% 2011                                                                 250          284,592
EOP Operating LP 4.65% 2010                                                                            200          203,391
EOP Operating LP 8.10% 2010                                                                            125          147,546
EOP Operating LP 6.75% 2012                                                                            125          139,456
Abbey National PLC 6.70% (undated)(3)                                                                  250          274,228
Abbey National PLC 7.35% (undated)(3)                                                                  200          214,844
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2),(3)                                           375          417,633
J.P. Morgan Chase & Co. 5.75% 2013                                                                     125          133,930
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                   200          219,978
Prudential Holdings, LLC, Series C, 8.695% 2023(2),(4)                                                 250          322,785
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                     300          292,712
Development Bank of Singapore Ltd. 7.875% 2009(2)                                                      250          292,609
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(2),(3)                        100          112,260
Barclays Bank PLC 7.375% (undated)(2),(3)                                                              125          146,387
United Overseas Bank Ltd. 5.375% 2019(2),(3)                                                           250          257,627
Bayerische Landesbank, Series F, 2.50% 2006                                                            250          249,013
Hospitality Properties Trust 6.75% 2013                                                                215          235,074
MBNA Corp., Series B, 2.494% 2027(3)                                                                   200          189,314
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                         125          146,860
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(2),(3)                                125          141,959
Household Finance Corp. 6.375% 2011                                                                    125          139,615
First Industrial, LP 6.875% 2012                                                                       125          139,396
ReliaStar Financial Corp. 8.00% 2006                                                                   125          137,491
United Dominion Realty Trust, Inc. 6.50% 2009                                                          125          136,845
Rouse Co. 7.20% 2012                                                                                   125          133,233
ProLogis Trust 7.05% 2006                                                                              125          133,186
USA Education, Inc. 5.625% 2007                                                                        125          131,860
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                       125          131,380
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                    125          130,676
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014(2)                                                     125          130,305
Mangrove Bay Pass Through Trust 6.102% 2033(2),(3)                                                     125          128,404
Simon Property Group, LP 4.875% 2010                                                                   125          127,944
HBOS Treasury Services PLC 3.75% 2008(2)                                                               125          125,970
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                           125          124,296
Hartford Financial Services Group, Inc. 2.375% 2006                                                    125          123,133
MetLife, Inc. 3.911% 2005                                                                              105          105,852
Capital One Bank 8.25% 2005                                                                            100          103,354
                                                                                                                  8,737,647

MORTGAGE- AND ASSET-BACKED OBLIGATIONS4 -- 13.12%
Government National Mortgage Assn. 8.50% 2008                                                           27           28,846
Government National Mortgage Assn. 10.00% 2020                                                          80           92,000
Government National Mortgage Assn. 7.50% 2023                                                           21           22,748
Government National Mortgage Assn. 8.00% 2023                                                           44           48,178
Government National Mortgage Assn. 8.00% 2023                                                           42           45,800
Government National Mortgage Assn. 7.00% 2024                                                           31           32,734
Government National Mortgage Assn. 7.00% 2024                                                           23           24,783
Government National Mortgage Assn. 7.50% 2024                                                           36           39,445
Government National Mortgage Assn. 7.00% 2025                                                           62           66,162
Government National Mortgage Assn. 7.00% 2025                                                           26           27,340
Government National Mortgage Assn. 7.00% 2028                                                           24           26,236
Government National Mortgage Assn. 7.00% 2029                                                           26           27,572
Government National Mortgage Assn. 7.00% 2029                                                           24           25,534
Government National Mortgage Assn. 7.50% 2030                                                           20           22,173
Government National Mortgage Assn. 7.50% 2030                                                           11           12,208
Government National Mortgage Assn. 8.00% 2030                                                           22           23,618
Government National Mortgage Assn. 8.00% 2030                                                           18           19,161
Government National Mortgage Assn. 8.00% 2031                                                           14           15,276
Government National Mortgage Assn. 7.00% 2032                                                           45           47,966
Government National Mortgage Assn. 7.50% 2032                                                           29           30,915
Government National Mortgage Assn. 6.00% 2033                                                          305          318,021
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2,
   6.39% 2030(5)                                                                                       375          410,479
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
   7.757% 2032                                                                                         250          289,797
Fannie Mae 6.00% 2016                                                                                   44           46,193
Fannie Mae, Series 2001-4, Class GA, 10.227% 2025(3)                                                    66           75,637
Fannie Mae 7.00% 2026                                                                                   37           39,618
Fannie Mae 6.50% 2031                                                                                   31           32,248
Fannie Mae 7.00% 2031                                                                                   26           27,397
Fannie Mae 7.50% 2031                                                                                   18           19,393
Fannie Mae, Series 2001-20, Class C, 12.001% 2031(3)                                                    65           77,626
Fannie Mae 6.00% 2034                                                                                  250          259,220
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                      49           52,354
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2,
   5.935% 2034                                                                                         125          128,765
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4
   4.283% 2039                                                                                         255          256,849
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A,
   6.26% 2040                                                                                           37           37,426
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B,
   6.48% 2040                                                                                          125          136,427
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                 500          545,284
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030(3)                               250          276,286
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.208% 2030(3),(6)                           250          267,750
Freddie Mac 8.75% 2008                                                                                   9            9,414
Freddie Mac 6.00% 2034                                                                                 250          258,905
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                     236          234,221
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                        --               17
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II,
   4.375% 2034(3)                                                                                      487          486,541
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                         125          130,107
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                            200          214,750
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class AI-5,
   4.89% 2028                                                                                          334          336,976
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                             306          331,183
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2,
   6.48% 2035                                                                                          250          280,798
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
   6.16% 2035                                                                                          250          272,988
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                     250          269,850
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                125          147,313
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class B, 7.619% 2031                                                                 125          144,675
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
   2.41% 2010(2)                                                                                       139          139,036
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                 125          138,060
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                         125          135,346
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                 122          125,943
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.722% 2034(3)                                116          118,753
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3,
   6.869% 2029                                                                                         106          114,261
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                   93           97,588
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
   4.229% 2034(3)                                                                                       91           89,947
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(2),(3)                         83           89,296
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(3)                                      75           75,551
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(7)                                    164              818
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
   5.16% 2033                                                                                           43           43,014
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                               14           14,228
                                                                                                                  8,275,044

CONSUMER DISCRETIONARY -- 10.81%
Ford Motor Credit Co. 7.375% 2009                                                                      500          544,370
Ford Motor Credit Co. 7.375% 2011                                                                      500          543,080
General Motors Acceptance Corp. 7.75% 2010                                                             800          874,063
General Motors Acceptance Corp. 8.00% 2031                                                             125          129,745
Comcast Cable Communications, Inc. 8.375% 2007                                                         125          139,896
Tele-Communications, Inc. 9.80% 2012                                                                   215          277,415
Tele-Communications, Inc. 7.875% 2013                                                                  250          296,093
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                 200          233,695
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                 125          143,386
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                 250          273,468
J.C. Penney Co., Inc. 7.95% 2017                                                                       400          465,000
Toll Brothers, Inc. 6.875% 2012                                                                        375          420,121
Toys "R" Us, Inc. 7.875% 2013                                                                          250          251,875
Toys "R" Us, Inc. 7.375% 2018                                                                          125          116,875
ArvinMeritor, Inc. 6.625% 2007                                                                         250          258,750
MDC Holdings, Inc. 5.50% 2013                                                                          250          255,716
Office Depot, Inc. 6.25% 2013                                                                          200          215,003
Centex Corp. 4.75% 2008                                                                                150          154,608
AOL Time Warner Inc. 7.625% 2031                                                                       125          148,563
Univision Communications Inc. 7.85% 2011                                                               125          148,244
Pulte Homes, Inc. 8.125% 2011                                                                          125          146,727
Liberty Media Corp. 7.875% 2009                                                                        125          141,297
Clear Channel Communications, Inc. 6.625% 2008                                                         125          135,262
Hyatt Equities, LLC 6.875% 2007(2)                                                                     125          133,540
Gannett Co., Inc. 4.95% 2005                                                                           125          126,247
Carnival Corp. 3.75% 2007                                                                              125          126,066
Cox Communications, Inc. 4.625% 2013                                                                   125          119,364
                                                                                                                  6,818,469

TELECOMMUNICATION SERVICES -- 8.11%
Sprint Capital Corp. 4.78% 2006                                                                        500          514,216
Sprint Capital Corp. 6.375% 2009                                                                       500          549,593
Sprint Capital Corp. 7.625% 2011                                                                       350          409,864
Sprint Capital Corp. 8.375% 2012                                                                       125          153,629
AT&T Corp. 6.00% 2009                                                                                  250          260,000
AT&T Corp. 8.05% 2011(3)                                                                               450          518,063
SBC Communications Inc. 5.10% 2014                                                                     550          554,892
AT&T Wireless Services, Inc. 7.875% 2011                                                               200          238,566
AT&T Wireless Services, Inc. 8.125% 2012                                                               200          244,350
France Telecom 8.50% 2011(3)                                                                           400          481,015
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                        250          262,165
Qwest Services Corp. 14.00% 2010(2)                                                                    176          209,880
British Telecommunications PLC 8.375% 2010(3)                                                          125          151,870
Koninklijke KPN NV 8.00% 2010                                                                          125          149,774
TELUS Corp. 8.00% 2011                                                                                 125          147,993
Vodafone Group PLC 7.75% 2010                                                                          125          147,238
Telecom Italia Capital SA 4.95% 2014(2)                                                                125          124,279
                                                                                                                  5,117,387

INDUSTRIALS -- 6.90%
John Deere Capital Corp. 3.90% 2008                                                                    125          127,280
Deere & Co. 8.95% 2019                                                                                 370          443,279
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014(4)                                             145          147,434
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(4)                                       202          223,625
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023                                        186          184,157
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                      300          281,768
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(4)                                   212          207,349
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                     375          415,439
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.85% 2009(3),(4)                        221          222,352
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                            200          189,598
Bombardier Inc. 6.30% 2014(2)                                                                          375          336,945
Cendant Corp. 7.375% 2013                                                                              250          291,622
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(2),(4)                                                                                         244          271,834
General Electric Capital Corp., Series A, 5.375% 2007                                                  125          131,576
General Electric Capital Corp., Series A, 6.00% 2012                                                   125          137,456
Tyco International Group SA 6.375% 2011                                                                200          222,948
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(4)                                      150          150,332
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057%
   2022(4)                                                                                             127          140,963
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(4)                           125          121,754
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA
   insured, 5.70% 2023(2),(4)                                                                           97          102,340
Jet Equipment Trust, Series 1994-A, 11.79% 2013(2),(7)                                                 750               75
                                                                                                                  4,350,126

UTILITIES -- 5.14%
Duke Capital LLC 4.331% 2006                                                                           300          305,646
Duke Capital Corp. 7.50% 2009                                                                          250          285,930
Duke Capital Corp. 6.25% 2013                                                                          125          135,843
Commonwealth Edison Co., Series 99, 3.70% 2008                                                         125          126,818
Exelon Generation Co., LLC 6.95% 2011                                                                  300          342,117
Midwest Generation, LLC, Series B, 8.56% 2016(4)                                                       100          110,063
Homer City Funding LLC 8.734% 2026(4)                                                                  300          338,627
FPL Energy American Wind, LLC 6.639% 2023(2),(4)                                                       285          303,680
Reliant Energy Resources Corp. 7.75% 2011                                                              250          292,451
AES Ironwood, LLC 8.857% 2025(4)                                                                       241          268,364
NiSource Finance Corp. 7.625% 2005                                                                     250          262,100
Constellation Energy Group, Inc. 6.125% 2009                                                           200          218,615
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                            125          130,853
PSEG Power LLC 3.75% 2009                                                                              125          123,025
                                                                                                                  3,244,132

MATERIALS -- 4.17%
Norske Skogindustrier ASA 7.625% 2011(2)                                                               500          570,448
Weyerhaeuser Co. 6.75% 2012                                                                            375          425,037
Packaging Corp. of America 5.75% 2013                                                                  375          388,378
Georgia-Pacific Corp. 7.50% 2006                                                                       353          375,504
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2)                                           375          369,914
Equistar Chemicals, LP 8.75% 2009                                                                      250          276,250
Phelps Dodge Corp. 6.125% 2034                                                                         125          129,516
Scotia Pacific Co. LLC, Series B, Class A-1, 6.55% 2028(4)                                              96           95,889
                                                                                                                  2,630,936

MUNICIPALS -- 2.36%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                     300           298,644
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                     125           121,388
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002, 5.75% 2032                                                      120           111,630
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                        325           310,635
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                       290           281,700
State of South Dakota, Educational Enhancement Funding Corp. Tobacco
     Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                183           174,865
State of North Carolina, Eastern Municipal Power Agcy., Power System Rev. Ref.
     Bonds, Federally Taxable, Series 2003-E, 5.55% 2014                                              125           126,108
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-Backed Bonds, Series 2001-A, Class A, 6.36% 2025                                            67            65,561
                                                                                                                  1,490,531

HEALTH CARE -- 2.24%
Columbia/HCA Healthcare Corp. 7.00% 2007                                                               260          275,582
HCA Inc. 5.25% 2008                                                                                    300          302,530
HCA - The Healthcare Co. 8.75% 2010                                                                    125          144,303
Cardinal Health, Inc. 6.75% 2011                                                                       250          273,339
Health Net, Inc. 9.875% 2011(3)                                                                        125          151,722
Humana Inc. 7.25% 2006                                                                                 125          132,743
UnitedHealth Group Inc. 5.20% 2007                                                                     125          129,956
                                                                                                                  1,410,175

INFORMATION TECHNOLOGY -- 1.34%
Electronic Data Systems Corp. 7.125% 2009                                                              400          434,754
Electronic Data Systems Corp., Series B, 6.50% 2013(3)                                                 125          127,876
Motorola, Inc. 8.00% 2011                                                                              125          150,971
Jabil Circuit, Inc. 5.875% 2010                                                                        125          131,561
                                                                                                                    845,162

CONSUMER STAPLES -- 0.89%
Delhaize America, Inc. 8.125% 2011                                                                     250          289,281
SUPERVALU INC. 7.50% 2012                                                                              125          145,935
CVS Corp. 6.117% 2013(2),(4)                                                                           117          125,687
                                                                                                                    560,903

ENERGY -- 0.39%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2),(4)                                           247          246,364


NON-U.S. GOVERNMENT OBLIGATIONS -- 0.30%
United Mexican States Government Eurobonds 11.375% 2016                                                125          186,250


TOTAL BONDS AND NOTES (cost: $52,734,324)                                                                        54,807,977


                                                                                                 Shares or
CONVERTIBLE SECURITIES -- 0.64%                                                           principal amount

TELECOMMUNICATION SERVICES -- 0.56%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                              (euro)250,000          351,243

CONSUMER DISCRETIONARY -- 0.08%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
     2032                                                                                            1,000 shares    49,990


TOTAL CONVERTIBLE SECURITIES (cost: $285,592)                                                                       401,233


PREFERRED STOCKS -- 4.74%                                                                           Shares

FINANCIALS -- 4.74%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(2),(3)                              375,000          420,877
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(2),(3)                              150,000          187,632
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred(2),(3)                                                                              400,000          507,029
Royal Bank of Scotland Group plc, Series 3 Preference Shares, 7.816%                               425,000          447,539
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(2),(3)                            360,000          423,105
ING Capital Funding Trust III 8.439% noncumulative preferred(3)                                    250,000          303,555
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                          10,000          280,300
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
     securities(2)                                                                                  10,000          272,500
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares(2),(3)                                                                                 125,000          146,086


TOTAL PREFERRED STOCKS (cost: $2,673,276)                                                                         2,988,623


                                                                                          Principal amount
SHORT-TERM SECURITIES -- 8.24%                                                                       (000)

Federal Home Loan Bank 1.68%-1.85% due 11/3-12/17/2004(5)                                           $1,400        1,398,894
Caterpillar Inc. 1.73% due 11/4/2004(2)                                                              1,000          999,808
DuPont (E.I.) de Nemours & Co. 1.85% due 11/29/2004                                                  1,000          998,509
Clipper Receivables Co. LLC 1.84% due 11/1/2004(2)                                                     900          899,862
Wal-Mart Stores Inc. 1.74% due 11/9/2004(2)                                                            900          899,608

TOTAL SHORT-TERM SECURITIES (cost: $5,196,681)                                                                    5,196,681


TOTAL INVESTMENT SECURITIES (cost: $60,889,873)                                                                  63,394,514
Other assets less liabilities                                                                                      (319,767)

NET ASSETS                                                                                                      $63,074,747

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restriced securities was $11,531,427, which represented 18.28% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) This security, or a portion of this security, has been segregate to cover funding requirements on investment transaction settling in the future.
(6) Valued under fair value procedures adopted by authority of the Board of Directors.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.


Federal income tax information

Gross unrealized appreciation on investment securities                                                  $  2,454,700
Gross unrealized depreciation on investment securities                                                    (1,054,143)
Net unrealized appreciation on investment securities                                                       1,400,557
Cost of investment securities for federal income tax purposes                                             61,993,957




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           ENDOWMENTS

                                           By /s/ Robert G. O'Donnell
                                          --------------------------------------
                                           Robert G. O'Donnell, Chairman and PEO

                                           Date: December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
   -----------------------------------------------------
      Robert G. O'Donnell, Chairman and PEO

Date: December 30, 2004



By /s/ Susi M. Silverman
   -----------------------------------------------------
      Susi M. Silverman, Treasurer and PFO

Date: December 30, 2004